                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number: _____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Forum Securities Limited
Address:  1700 Putnum Avenue
          Old Greenwich, CT
          United States, 06870-1366

Form 13F File Number: 28-13873________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Pearson
Title: Chief Compliance Officer
Phone: 203-302-3301

Signature, Place, and Date of Signing:


-------------------------    ---------------------------    --------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     --------------------         ----
     28-_________________         __________________________________

     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           71

Form 13F Information Table Value Total: $ 355,440
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number        Name
     ---    --------------------        ----
     ___    28-____________		Forum Securities (UK) Ltd
     ___    28-____________		FSX Securities Canada, Inc.

     [Repeat as necessary.]

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 FORM 13F INFORMATION TABLE

                                                                                                         COLUMN 8
          COLUMN 1            COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5    COLUMN 6   COLUMN 7     VOTING AUTHORITY
          --------            -------- --------- -------- -------------------- ---------- -------- --------------------
                              TITLE OF            VALUE    SHRS OR        PUT/ INVESTMENT OTHER
       NAME OF ISSUER          CLASS     CUSIP   (X$1000)  PRN AMT SH/PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
----------------------------  -------- --------- -------- -------- ------ ---- ---------- -------- ------ -------  ----

AMERICAN CAMPUS COMMUNITIES	COM	024835100   2,310   72,730    SH	OTHER	    1		  72,730
AMB PROPERTY CORP		COM	00163T109   2,099   66,178    SH	OTHER	    1		  66,178
ALEXANDRIA REAL ESTATE EQUIT	COM	015271109   4,617   63,010    SH	OTHER	    2		  63,010
APOLLO COMMERCIAL REAL ESTATE	COM	03762U105   3,041  186,000    SH	OTHER	    1		 186,000
AVALONBAY COMMUNITIES INC	COM	053484101   3,932   34,939    SH	OTHER	    1		  34,939
BIOMED REALTY TRUST INC		COM	09063H107     258   13,815    SH	OTHER	    1		  13,815
BOSTON PROPERTIES INC		COM	101121101   8,851  102,807    SH	OTHER	    2		 102,807
CHATHAM LODGING TRUST		COM	16208T102   2,087  120,985    SH	OTHER	    2		 120,985
CAMDEN PROPERTY TRUST		COM	133131102   2,540   47,049    SH	OTHER	    2		  47,049
CORPORATE OFFICE PROPERTIES	COM	22002T108   1,953   55,880    SH	OTHER	    1		  55,880
DIGITAL REALTY TRUST INC	COM	253868103   6,113  118,601    SH	OTHER	    2		 118,601
DOUGLAS EMMETT INC		COM	25960P109     352   21,197    SH	OTHER	    1		  21,197
DUKE REALTY CORP		COM	264411505   3,303  265,117    SH	OTHER	    2		 265,117
EQUITY RESIDENTIAL		COM	29476L107  12,595  242,438    SH	OTHER	    2		 242,438
ESSEX PROPERTY TRUST INC	COM	297178105   3,841   33,631    SH	OTHER	    1		  33,631
FEDERAL REALTY INVS TRUST	COM	313747206   4,526   58,078    SH	OTHER	    1		  58,078
GAFISA SA-ADR			COM	362607301   1,280   88,100    SH	OTHER	    1		  88,100
GENERAL GROWTH PROPERTIES	COM	370023103   3,969  256,384    SH	OTHER	    2		 256,384
GLIMCHER REALTY TRUST		COM	379302102   3,566  424,500    SH	OTHER	    2		 424,500
HEALTH CARE REIT INC		COM	42217K106   3,063   64,300    SH	OTHER	    1		  64,300
HCP INC				COM	40414L109   4,190  113,892    SH	OTHER	    1		 113,892
HIGHWOODS PROPERTIES INC	COM	431284108     366   11,478    SH	OTHER	    1		  11,478
STARWOOD HOTELS & RESORTS	COM	85590A401   5,641   92,800    SH	OTHER	    2		  92,800
STARWOOD PROPERTY TRUST INC	COM	85571B105   4,323  201,234    SH	OTHER	    1		 201,234
HOST HOTELS & RESORTS INC	COM	44107P104   7,636  427,323    SH	OTHER	    2		 427,323
KIMCO REALTY CORP		COM	49446R109   2,203  122,100    SH	OTHER	    1		 122,100
KILROY REALTY CORP		COM	49427F108   5,306  145,494    SH	OTHER	    2		 145,494
LASALLE HOTEL PROPERTIES	COM	517942108     339   12,841    SH	OTHER	    1		  12,841
MACERICH CO/THE			COM	554382101     269    5,682    SH	OTHER	    1		   5,682
MEDICAL PROPERTIES TRUST INC	COM	58463J304   1,841  170,000    SH	OTHER	    1		 170,000
NATIONWIDE HEALTH PPTYS INC	COM	638620104     497   13,660    SH	OTHER	    1		  13,660
PROLOGIS			COM	743410102   6,704  464,259    SH	OTHER	    2		 464,259
PUBLIC STORAGE			COM	74460D109  12,886  127,053    SH	OTHER	    2		 127,053
REGENCY CENTERS CORP		COM	758849103     381    9,015    SH	OTHER	    1		   9,015
TANGER FACTORY OUTLET CENTER	COM	875465106   5,435  106,167    SH	OTHER	    2		 106,167
SL GREEN REALTY CORP		COM	78440X101   9,674  143,308    SH	OTHER	    2		 143,308
SIMON PROPERTY GROUP INC	COM	828806109  10,577  106,308    SH	OTHER	    2		 106,308
TAUBMAN CENTERS INC		COM	876664103   6,052  119,885    SH	OTHER	    2		 119,885
UDR INC				COM	902653104   6,371  270,865    SH	OTHER	    2		 270,865
VORNADO REALTY TRUST		COM	929042109   4,302   51,629    SH	OTHER	    1		  51,629
VENTAS INC			COM	92276F100   9,366  178,474    SH	OTHER	    2		 178,474







AMERICAN CAMPUS COMMUNITIES	COM    024835100   2,963   93,300    SH		 SOLE		   	 0	  93,300
AMB PROPERTY CORP               COM    00163T109   2,245   70,800    SH          SOLE                    0	  70,800
ALEXANDRIA REAL ESTATE EQUIT    COM    015271109   4,959   67,690    SH          SOLE               13,690	  54,000
AVALONBAY COMMUNITIES INC       COM    053484101   5,234   46,500    SH          SOLE                    0	  46,500
BOSTON PROPERTIES INC           COM    101121101   8,488   98,578    SH          SOLE               17,078	  81,500
CHATHAM LODGING TRUST           COM    16208T102   2,001  115,984    SH          SOLE               27,920	  88,064
CAMDEN PROPERTY TRUST	        COM    133131102   1,120   20,740    SH		 SOLE               20,740	       0
DIGITAL REALTY TRUST INC        COM    253868103   5,984  116,106    SH          SOLE               22,608	  93,498
DUKE REALTY CORP		COM    264411505   3,188  255,883    SH		 SOLE		    68,683	 187,200
EQUITY RESIDENTIAL		COM    29476L107  12,406  238,800    SH		 SOLE		    45,100	 193,700
ESSEX PROPERTY TRUST INC	COM    297178105   4,934   43,200    SH		 SOLE		   	 0	  43,200
FEDERAL REALTY INVS TRUST	COM    313747206   5,993   76,900    SH		 SOLE		   	 0	  76,900
GENERAL GROWTH PROPERTIES	COM    370023103   4,406  284,616    SH		 SOLE		    52,637	 231,979
GLIMCHER REALTY TRUST		COM    379302102   3,619  430,800    SH		 SOLE		    101,000	 329,800
HEALTH CARE REIT INC		COM    42217K106   4,840  101,600    SH		 SOLE		   	 0	 101,600
HCP INC				COM    40414L109   5,415  147,200    SH		 SOLE		   	 0	 147,200
STARWOOD HOTELS & RESORTS	COM    85590A401   6,096  100,300    SH		 SOLE		    20,100	  80,200
HOST HOTELS & RESORTS INC	COM    44107P104   7,729  432,489    SH		 SOLE		    71,363	 361,126
KIMCO REALTY CORP		COM    49446R109   3,626  201,000    SH		 SOLE		   	 0	 201,000
KILROY REALTY CORP		COM    49427F108   5,350  146,707    SH		 SOLE		    26,050	 120,657
CORPORATE OFFICE PROPERTIES	COM    22002T108   2,310   66,100    SH		 SOLE		   	 0	  66,100
PROLOGIS			COM    743410102   7,366  510,141    SH		 SOLE		    95,741	 414,400
PUBLIC STORAGE			COM    74460D109  13,253  130,677    SH		 SOLE		    20,077	 110,600
TANGER FACTORY OUTLET CENTER	COM    875465106   5,885  114,963    SH		 SOLE		    17,063	  97,900
SL GREEN REALTY CORP		COM    78440X101   9,062  134,239    SH		 SOLE		    27,139	 107,100
SIMON PROPERTY GROUP INC	COM    828806109  11,056  111,125    SH		 SOLE		    11,782	  99,343
TAUBMAN CENTERS INC		COM    876664103   5,856  116,000    SH		 SOLE		    20,000	  96,000
UDR INC				COM    902653104   6,158  261,801    SH		 SOLE		    57,796	 204,005
VORNADO REALTY TRUST		COM    929042109   6,804   81,653    SH		 SOLE		   	 0	  81,653
VENTAS INC			COM    92276F100   8,439  160,811    SH		 SOLE		    36,111	 124,700


